RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 23,898	$ 27,284
Acquisition of Gatos	281
Additions	366	7,992
Remeasurements	4,924	1,157
Depreciation and amortization	(15,001)	(12,534)
Balance	14,469	23,898
Land and Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	7,046	8,523
Acquisition of Gatos	281
Additions	181	299
Remeasurements	(242)	236
Depreciation and amortization	(2,244)	(2,012)
Balance	5,022	7,046
Machinery and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	16,853	18,761
Acquisition of Gatos	0
Additions	185	7,693
Remeasurements	5,166	921
Depreciation and amortization	(12,757)	(10,522)
Balance	$ 9,447	$ 16,853